UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1	SCHEDULE OF INVESTMENTS

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Certificates of Deposit — 42.3% of Net Assets
$1,000,000	CALYON North America, Inc., 0.480%, 10/07/2009(b)	$1,000,049
1,300,000	Landesbank Hessen Thueringen Girozentrale, 0.515%, 10/15/2009	1,300,143
700,000	Bank of Scotland, 0.450%, 10/19/2009	700,074
1,300,000	Dexia Credit Local de France, 0.520%, 10/19/2009(b)	1,300,185
2,000,000	Bayerische Hypo-Und Vereinsbank, 0.580%, 10/19/2009	2,000,348
1,600,000	Credit Industreil et Commercial, 0.490%, 10/28/2009	1,600,299
1,000,000	CALYON North America, Inc., 0.240%, 11/02/2009	1,000,009
300,000	CALYON North America, Inc., 0.250%, 11/02/2009	300,003
500,000	Canadian Imperial Bank of Commerce, 0.280%, 11/04/2009	500,000
1,500,000	Deutsche Bank AG, 0.310%, 11/06/2009	1,500,046
1,250,000	Deutsche Bank AG, 0.800%, 11/06/2009	1,250,724
1,300,000	Banco Bilbao de Vizcaya, 0.305%, 11/10/2009(b)	1,300,036
1,900,000	Skandinaviska Enskilda Banken NY, 0.500%, 11/13/2009	1,900,511
1,000,000	Westpac Bank, 0.550%, 11/13/2009(b)	1,000,452
2,000,000	Kredietbank, 0.600%, 11/17/2009	2,000,852
400,000	Deutsche Bank AG, 0.310%, 11/23/2009	400,018
1,000,000	Credit Industriel et Commercial, 0.390%, 12/03/2009	1,000,023
500,000	Kredietbank, 0.340%, 12/08/2009	500,010
2,000,000	Rabobank Nederland, 0.240%, 12/11/2009	2,000,040
600,000	Landesbank Hessen Thueringen Girozent, 0.630%, 12/11/2009	600,359
2,900,000	Bank of Montreal, 0.250%, 12/15/2009	2,899,510
2,500,000	Canadian Imperial Bank of Commerce, 0.220%, 12/22/2009	2,499,367
500,000	Bank of Nova Scotia, 0.480%, 12/23/2009	500,291
700,000	Lloyd’s TSB Bank PLC, 0.510%, 12/30/2009	700,318
700,000	Royal Bank of Scotland, 0.650%, 12/30/2009	700,566
400,000	Rabobank Nederland, 0.490%, 1/15/2010	400,308
600,000	Rabobank Nederland, 0.270%, 1/19/2010	600,019
1,600,000	Banco Bilbao de Vizcaya, 0.315%, 1/21/2010	1,599,523
1,900,000	Svenska Handelsbanken NY, 0.420%, 1/29/2010	1,900,063
800,000	CALYON North America, Inc., 0.650%, 2/01/2010(b)	800,962
2,000,000	Bank of Nova Scotia, 0.330%, 3/02/2010(b)	1,999,406
300,000	Banco Bilbao de Vizcaya, 0.905%, 3/19/2010	300,429
400,000	Nordea Bank, 0.420%, 3/22/2010	399,654

	Total Certificates of Deposit (Identified Cost $38,453,237)	38,454,597

Commercial Paper — 32.9%
	Banking — 21.6%
2,500,000	ING (US) Funding LLC, 0.180%, 10/01/2009(c)	2,500,000
1,300,000	Commonwealth Bank of Australia, 0.320%, 10/06/2009(c)	1,299,958
1,300,000	Societe Generale North America, 0.300%, 10/08/2009(c)	1,299,949
796,000	Dexia Delaware, 0.300%, 10/21/2009(c)	795,867
2,000,000	Societe Generale North America, 0.195%, 10/29/2009(c)	1,999,697
500,000	Societe Generale North America, 0.300%, 11/02/2009(c)	499,894
1,800,000	Royal Bank of Scotland PLC, 0.470%, 11/02/2009(c)	1,799,617
500,000	ING (US) Funding LLC, 0.320%, 11/10/2009(c)	499,882
1,800,000	Commonwealth Bank of Australia, 0.250%, 12/15/2009(c)	1,799,087
2,100,000	Lloyd’s TSB Bank PLC, 0.230%, 12/29/2009(c)	2,098,373
400,000	Bank of Nova Scotia, 0.310%, 3/10/2010(c)	399,392
500,000	Bank of Nova Scotia, 0.330%, 3/11/2010(b)(c)	499,235
3,100,000	Nordea North America, Inc., 0.270%, 3/23/2010(c)	3,093,257
1,000,000	ICICI Bank Ltd., (Credit Support: Bank of America), 0.880%, 4/14/2010(b)(c)	995,715

		19,579,923

	Distribution/Wholesale — 4.3%
1,300,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 0.280%, 10/01/2009(c)	1,300,000
1,000,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 0.620%, 10/02/2009(b)(c)	999,992
1,600,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 0.360%, 10/19/2009(c)	1,599,712

		3,899,704

1

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
	Education — 7.0%
$2,900,000	Johns Hopkins University (The), Series C, 0.250%, 11/17/2009	$2,900,000
3,500,000	Tennessee State School Bond Authority, 0.300%, 1/13/2010	3,500,000

		6,400,000

	Total Commercial Paper (Identified Cost $29,881,852)	29,879,627

Time Deposits — 12.1%
3,200,000	National Bank of Canada, 0.100%, 10/01/2009	3,200,000
3,900,000	Citibank, 0.120%, 10/01/2009	3,900,000
3,900,000	BNP Paribas, 0.125%, 10/01/2009	3,900,000

	Total Time Deposits (Identified Cost $11,000,000)	11,000,000

Medium Term Notes — 1.0%
900,000	Procter & Gamble International Funding, 0.478%, 5/07/2010(b)(d) (Identified Cost $900,000)	899,135

	Total Investments — 88.3% (Identified Cost $80,235,089)(a)	80,233,359
	Other assets less liabilities —11.7%	10,595,856

	Net Assets — 100.0%	$90,829,215

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund, Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2009, the value of the Fund’s investment in the subsidiary was $4,000,325, representing 4.4% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the sub-adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

(a)	Federal Tax Information: At September 30, 2009, the net unrealized depreciation on short term investments purchased with over 60 days to maturity based on a cost of $80,235,089 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,464
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,194)

Net unrealized depreciation	$(1,730)

At December 31, 2008, the Fund had a capital loss carryforward of approximately $783,520 which expires on December 31, 2016. At December 31, 2008, post-October capital loss deferrals were $44,398. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security is held as collateral for open futures and forward foreign currency contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)	Floating rate note. Rate shown is as of September 30, 2009.

2

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Consolidated Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	12/16/2009	British Pound	3,875,000	$6,191,487	$(199,469)
Buy[1]	12/16/2009	Canadian Dollar	3,300,000	3,082,584	12,511
Buy[1]	12/16/2009	Euro	5,750,000	8,413,586	31,379
Buy[1]	12/16/2009	Euro	3,000,000	4,389,697	(9,310)
Buy[1]	12/16/2009	Japanese Yen	12,500,000	139,321	2,178
Sell[1]	12/16/2009	Japanese Yen	12,500,000	139,321	(1,920)
Buy[1]	12/16/2009	Swedish Krona	4,000,000	574,073	2,309
Buy[1]	12/16/2009	Swedish Krona	6,000,000	861,109	(10,933)
Buy[1]	12/16/2009	Swiss Franc	1,000,000	965,511	2,587
Buy[1]	12/16/2009	Swiss Franc	625,000	603,444	(101)

Total					$(170,769)

[1]	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. This initial cash margin, if any, is reflected on the Consolidated Statement of Assets and Liabilities as part of “Due from brokers”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2009, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Dax	12/18/2009	13	$2,698,726	$13,079
Euro Dollar	12/14/2009	179	44,584,425	44,338
FTSE 100	12/18/2009	45	3,661,285	16,453
S&P 500 E Mini	12/18/2009	54	2,842,830	44,427
TOPIX	12/11/2009	39	3,953,657	(173,854)
UK Long Gilt	12/29/2009	34	6,442,212	17,883
10 Year Japan Government Bond	12/10/2009	6	9,313,652	31,304
10 Year U.S. Treasury Note	12/21/2009	78	9,229,594	73,484

Total				$67,114

Commodity Futures(1)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/16/2009	17	$801,231	$(16,044)
Brent Crude Oil	10/15/2009	43	2,970,010	(64,330)
Copper	12/16/2009	15	2,309,813	(90,438)
Gas Oil	11/12/2009	15	839,250	21,750
Gold	12/29/2009	19	1,917,670	82,610
Heating Oil	10/30/2009	9	692,647	475
Light Sweet Crude Oil	10/20/2009	15	1,059,150	(33,300)
Natural Gas	10/28/2009	37	1,791,170	145,980
Nickel	12/16/2009	5	536,520	(3,480)
Zinc	12/16/2009	19	933,969	(6,531)

Total				$36,692

At September 30, 2009, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized (Depreciation)
German Euro Bund	12/08/2009	19	$3,388,706	$(15,570)

(1)	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

3

ASG GLOBAL ALTERNATIVES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities*	$—	$80,233,359	$—	$80,233,359
Forward Foreign Currency Contracts (unrealized appreciation)	—	50,964	—	50,964
Futures Contracts (unrealized appreciation)	491,783	—	—	491,783

Total	$491,783	$80,284,323	$—	$80,776,106

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(221,733)	$—	$(221,733)
Futures Contracts (unrealized depreciation)	(403,547)	—	—	(403,547)

Total	$(403,547)	$(221,733)	$—	$(625,280)

*	Major categories of the Fund’s investments are included above.

Derivatives

Effective January 1, 2009, the Fund adopted accounting standards related to derivative instruments and hedging activities which require enhanced disclosures. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management.

The following is a summary of derivative investments for the Fund, as of September 30, 2009:

Asset Derivatives	Forwards	Futures
Foreign exchange contracts	$50,964	$—
Equity contracts	—	73,959
Interest rate contracts	—	167,009
Commodity contracts	—	250,815

Liability Derivatives	Forwards	Futures
Foreign exchange contracts	$(221,733)	$—
Equity contracts	—	(173,854)
Interest rate contracts	—	(15,570)
Commodity contracts	—	(214,123)

Industry Summary at September 30, 2009 (Unaudited)

Banking (including Certificates of Deposit and Time Deposits)	76.0%
Education	7.0
Distribution/Wholesale	4.3
Medium Term Notes	1.0

Total Investments	88.3
Other assets less liabilities (including open forward foreign currency and futures contracts)	11.7

Net Assets	100.0%

4

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Certificates of Deposit — 38.8% of Net Assets
$400,000	Bank of Scotland, 0.450%, 10/19/2009	$400,042
450,000	Bayerische Hypo-Und Vereinsbank, 0.580%, 10/19/2009	450,078
400,000	Banco Bilbao de Vizcaya, 0.305%, 10/23/2009(b)	400,014
450,000	Canadian Imperial Bank of Commerce, 0.280%, 11/04/2009(b)	450,000
450,000	Skandinaviska Enskilda Banken NY, 0.500%, 11/13/2009	450,121
450,000	Kredietbank, 0.600%, 11/17/2009	450,192
450,000	Deutsche Bank AG, 0.310%, 11/23/2009	450,020
400,000	Bank of America Corp., 0.800%, 11/23/2009	400,372
450,000	Landesbank Hessen Thueringen Girozentrale, 0.630%, 12/11/2009	450,270
450,000	Bank of Montreal, 0.250%, 12/15/2009	449,924
450,000	Svenska Handelsbanken NY, 0.420%, 1/29/2010	450,015
400,000	CALYON North America, Inc., 0.650%, 2/01/2010(b)	400,481
50,000	Banco Bilbao de Vizcaya, 0.905%, 3/19/2010	50,071

	Total Certificates of Deposit (Identified Cost $5,250,499)	5,251,600

Commercial Paper — 33.2%
	Banking — 26.2%
450,000	Bank of Nova Scotia, 0.250%, 10/14/2009(c)	449,967
450,000	Dexia CLF Finance Co., 0.290%, 10/19/2009(c)	449,935
450,000	ING (US) Funding LLC, 0.280%, 10/27/2009(b)(c)	449,936
450,000	Commonwealth Bank of Australia, 0.280%, 10/30/2009(b)(c)	449,929
450,000	Societe Generale North America, 0.300%, 11/02/2009(c)	449,904
450,000	Royal Bank of Scotland PLC, 0.470%, 11/02/2009(b)(c)	449,904
400,000	Rabobank USA Financial Corp., 0.370%, 1/14/2010(c)	399,686
450,000	Nordea North America, Inc., 0.270%, 3/23/2010(c)	449,021

		3,548,282

	Distribution/Wholesale — 3.7%
500,000	Louis Dreyfus Corp., (Credit Support: Barclays Bank), 0.280%, 10/01/2009(c)	500,000

	Education — 3.3%
450,000	Tennessee State School Bond Authority, 0.300%, 1/13/2010	450,000

	Total Commercial Paper (Identified Cost $4,498,378)	4,498,282

Time Deposits — 6.6%
400,000	Citibank, 0.120%, 10/01/2009	400,000
500,000	BNP Paribas, 0.125%, 10/01/2009	500,000

	Total Time Deposits (Identified Cost $900,000)	900,000

	Total Investments — 78.6% (Identified Cost $10,648,877)(a)	10,649,882
	Other assets less liabilities — 21.4%	2,906,139

	Net Assets — 100.0%	$13,556,021

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Diversifying Strategies Cayman Fund, Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2009, the value of the Fund’s investment in the subsidiary was $1,476,363, representing 10.9% of the Fund’s net assets.

(†)	Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the sub-adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are valued at their most recent settlement price. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

(a)	Federal Tax Information: At September 30, 2009, the net unrealized appreciation on short term investments purchased with over 60 days to maturity based on a cost of $10,648,877 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,521
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(516)

Net unrealized appreciation	$1,005

(b)	All or a portion of this security is held as collateral for open futures and forward foreign currency contracts.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to gain exposure to foreign currencies and may also use forward foreign currency contracts for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. A contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Consolidated Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2009, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	12/16/2009	Australian Dollar	400,000	$350,683	$7,107
Sell[1]	12/16/2009	Australian Dollar	200,000	175,341	(4,103)
Buy[1]	12/16/2009	British Pound	750,000	1,198,352	(44,066)
Sell[1]	12/16/2009	British Pound	125,000	199,725	7,767
Sell[1]	12/16/2009	British Pound	125,000	199,725	(1,336)
Buy[1]	12/16/2009	Canadian Dollar	1,000,000	934,116	4,360
Buy[1]	12/16/2009	Euro	2,875,000	4,206,793	15,690
Sell[1]	12/16/2009	Euro	375,000	548,712	2,417
Buy[1]	12/16/2009	Japanese Yen	100,000,000	1,114,570	24,854
Sell[1]	12/16/2009	Japanese Yen	25,000,000	278,643	(188)
Buy[1]	12/16/2009	New Zealand Dollar	400,000	287,415	9,559
Buy[1]	12/16/2009	Swedish Krona	6,000,000	861,109	5,174
Sell[1]	12/16/2009	Swedish Krona	2,000,000	287,036	462
Buy[1]	12/16/2009	Swiss Franc	625,000	603,444	1,617
Buy[1]	12/16/2009	Swiss Franc	125,000	120,689	(618)
Sell[1]	12/16/2009	Swiss Franc	125,000	120,689	(885)

Total					$27,811

[1]	Counterparty is UBS.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity or group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. This initial cash margin, if any, is reflected on the Consolidated Statement of Assets and Liabilities as part of “Due from brokers”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of the collateral held. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At September 30, 2009, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX	10/16/2009	5	$456,565	$2,107
ASX SPI 200	12/17/2009	4	418,780	8,381
CAC 40	10/16/2009	7	388,944	3,329
Dax	12/18/2009	2	415,189	2,012
EURIBOR	12/14/2009	33	11,982,688	28,517
Euro Dollar	12/14/2009	202	50,313,150	88,187
FTSE 100	12/18/2009	7	569,533	6,033
FTSE MIB	12/18/2009	2	342,746	4,931
German Euro BOBL	12/08/2009	1	169,090	527
S&P TSE 60	12/17/2009	2	253,341	2,541
Sterling	3/17/2010	40	7,922,835	42,511
TOPIX	12/11/2009	4	405,503	(18,359)
UK Long Gilt	12/29/2009	23	4,357,967	45,963
10 Year Canada Government Bond	12/18/2009	9	1,020,165	10,368

Total				$227,048

Commodity Futures(1)	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum	12/16/2009	11	$518,444	$(10,381)
Brent Crude Oil	10/15/2009	6	414,420	(9,060)
Copper	12/16/2009	3	461,963	(26,381)
Gas Oil	11/12/2009	2	111,900	2,900
Gasoline	10/30/2009	3	220,702	(12,562)
Gold	12/29/2009	1	100,930	7,480
Heating Oil	10/30/2009	4	307,843	764
Light Sweet Crude Oil	10/20/2009	14	988,540	(31,080)
Natural Gas	10/28/2009	4	193,640	15,840
Zinc	12/16/2009	1	49,156	(344)

Total				$(62,824)

At September 30, 2009, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 E Mini	12/18/2009	46	$2,421,670	$(57,040)
5 Year U.S. Treasury Note	12/31/2009	2	232,188	(2,859)
10 Year Australia Government Bond	12/15/2009	31	2,853,894	25,881
10 Year Japan Government Bond	12/10/2009	3	4,656,826	(21,055)
10 Year U.S. Treasury Note	12/21/2009	34	4,023,156	(25,063)

Total				$(80,136)

Commodity Futures(1)	Expiration Date	Contracts	Notional Value	Unrealized (Depreciation)
Soybean Oil	12/14/2009	1	$20,598	$(408)

(1)	Commodity futures are held by ASG Diversifying Strategies Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities*	$—	$10,649,882	$—	$10,649,882
Forward Foreign Currency Contracts (unrealized appreciation)	—	79,007	—	79,007
Futures Contracts (unrealized appreciation)	298,272	—	—	298,272

Total	$298,272	$10,728,889	$—	$11,027,161

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(51,196)	$—	$(51,196)
Futures Contracts (unrealized depreciation)	(214,592)	—	—	(214,592)

Total	$(214,592)	$(51,196)	$—	$(265,788)

*	Major categories of the Fund’s investments are included above.

ASG DIVERSIFYING STRATEGIES FUND — CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time rather than track the performance of any particular index. The Fund uses multiple quantitative investment models and strategies, each of which has an absolute return objective and may involve a broad range of market exposures. These market exposures, which are expected to change over time, may include exposures to the returns of equity and fixed income securities, currencies and commodities. Under normal market conditions, the Fund will make extensive use of a variety of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategies while also adding value through volatility management and correlation management.

The following is a summary of derivative investments for the Fund, as of September 30, 2009:

Asset Derivatives	Forwards	Futures
Foreign exchange contracts	$79,007	$—
Equity contracts	—	29,334
Interest rate contracts	—	241,954
Commodity contracts	—	26,984

Liability Derivatives	Forwards	Futures
Foreign exchange contracts	$(51,196)	$—
Equity contracts	—	(75,399)
Interest rate contracts	—	(48,977)
Commodity contracts	—	(90,216)

Industry Summary at September 30, 2009 (Unaudited)

Banking (including Certificates of Deposit and Time Deposits)	71.6%
Distribution/Wholesale	3.7
Education	3.3

Total Investments	78.6
Other assets less liabilities (including open forward foreign currency and futures contracts)	21.4

Net Assets	100.0%

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 91.8% of Net Assets
	Aerospace & Defense — 4.0%
75,700	Boeing Co. (The)	$4,099,155
18,500	General Dynamics Corp.	1,195,100

		5,294,255

	Air Freight & Logistics — 0.9%
15,000	FedEx Corp.	1,128,300

	Automotive — 0.1%
7,500	Harley-Davidson, Inc.	172,500

	Capital Markets — 10.2%
158,900	Bank of New York Mellon Corp.	4,606,511
55,300	Franklin Resources, Inc.	5,563,180
102,500	Legg Mason, Inc.	3,180,575

		13,350,266

	Computers & Peripherals — 5.5%
153,500	Hewlett-Packard Co.	7,246,735

	Consumer Finance — 5.4%
113,800	American Express Co.	3,857,820
201,750	Discover Financial Services	3,274,403

		7,132,223

	Diversified Financial Services — 6.6%
117,800	Bank of America Corp.	1,993,176
4,700	CME Group, Inc.	1,448,493
119,300	JPMorgan Chase & Co.	5,227,726

		8,669,395

	Electrical Equipment — 1.4%
44,300	Rockwell Automation, Inc.	1,887,180

	Energy Equipment & Services — 1.3%
38,900	National-Oilwell Varco, Inc.(b)	1,677,757

	Food & Staples Retailing — 4.1%
57,000	Kroger Co. (The)	1,176,480
143,800	Safeway, Inc.	2,835,736
35,400	Walgreen Co.	1,326,438

		5,338,654

	Food Products — 1.0%
21,300	General Mills, Inc.	1,371,294

	Health Care Equipment & Supplies — 1.0%
34,200	Medtronic, Inc.	1,258,560

	Hotels, Restaurants & Leisure — 10.8%
216,900	Carnival Corp.	7,218,432
149,243	Marriott International, Inc., Class A	4,117,614
7,900	McDonald’s Corp.	450,853
71,400	Starwood Hotels & Resorts Worldwide, Inc.	2,358,342

		14,145,241

	Household Products — 1.0%
17,700	Colgate-Palmolive Co.	1,350,156

	Machinery — 7.4%
113,500	Caterpillar, Inc.	5,825,955
90,600	Illinois Tool Works, Inc.	3,869,526

		9,695,481

	Media — 7.5%
168,900	Comcast Corp., Special Class A	2,715,912
113,500	Omnicom Group, Inc.	4,192,690
104,900	Walt Disney Co. (The)	2,880,554

		9,789,156

	Oil, Gas & Consumable Fuels — 5.4%
32,100	Apache Corp.	2,947,743
232,000	Williams Cos., Inc.	4,145,840

		7,093,583

	Paper & Forest Products — 0.5%
16,700	Weyerhaeuser Co.	612,055

	Pharmaceuticals — 1.0%
26,000	Abbott Laboratories	1,286,220

	Road & Rail — 2.4%
54,400	Union Pacific Corp.	3,174,240

	Semiconductors & Semiconductor Equipment — 9.6%
246,100	Applied Materials, Inc.	3,297,740
409,000	Intel Corp.	8,004,130
55,200	Texas Instruments, Inc.	1,307,688

		12,609,558

	Software — 1.5%
76,000	Microsoft Corp.	1,967,640

	Specialty Retail — 2.4%
83,300	Best Buy Co., Inc.	3,125,416

	Textiles, Apparel & Luxury Goods — 0.8%
15,600	NIKE, Inc., Class B	1,009,320

	Total Common Stocks (Identified Cost $111,873,555)	120,385,185

Principal Amount
Short-Term Investments — 9.2%
$12,135,254	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $12,135,254 on 10/01/2009, collateralized by $12,320,000 Federal National Mortgage Association, 3.000% due 1/13/2014 valued at $12,381,600, including accrued interest(c) (Identified Cost $12,135,254)	12,135,254

	Total Investments — 101.0% (Identified Cost $124,008,809)(a)	132,520,439
	Other assets less liabilities — (1.0)%	(1,350,295)

	Net Assets — 100.0%	$131,170,144

1

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.) :

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $124,008,809 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,909,599
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,397,969)

Net unrealized appreciation	$8,511,630

At December 31, 2008, the Fund had a capital loss carry forward of approximately $60,007,143 of which $25,407,834 expires on December 31, 2009, $24,633,843 expires on December 31, 2010 and $9,965,466 expires on December 31, 2011. At December 31, 2008 post-October capital loss deferrals were $5,652,406. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

HARRIS ASSOCIATES LARGE CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$120,385,185	$—	$—	$120,385,185
Short-Term Investment	12,135,254	—	—	12,135,254

Total	$132,520,439	$—	$—	$132,520,439

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2009 (Unaudited)

Hotels, Restaurants & Leisure	10.8%
Capital Markets	10.2
Semiconductors & Semiconductor Equipment	9.6
Media	7.5
Machinery	7.4
Diversified Financial Services	6.6
Computers & Peripherals	5.5
Consumer Finance	5.4
Oil, Gas & Consumable Fuels	5.4
Food & Staples Retailing	4.1
Aerospace & Defense	4.0
Road & Rail	2.4
Specialty Retail	2.4
Other Investments, less than 2% each	10.5
Short-Term Investments	9.2

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%

3

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.9% of Net Assets
	Aerospace & Defense — 1.0%
850	Alliant Techsystems, Inc.(b)	$66,173

	Capital Markets — 4.5%
13,275	Apollo Investment Corp.	126,776
7,100	MF Global Ltd.(b)	51,617
5,525	TD Ameritrade Holding Corp.(b)	108,401

		286,794

	Chemicals — 7.1%
2,525	Albemarle Corp.	87,365
4,400	Cabot Corp.	101,684
4,825	Celanese Corp., Series A	120,625
2,475	FMC Corp.	139,219

		448,893

	Commercial Banks — 3.4%
13,750	Fifth Third Bancorp	139,288
2,175	Prosperity Bancshares, Inc.	75,668

		214,956

	Commercial Services & Supplies — 5.0%
3,525	Avery Dennison Corp.	126,935
5,275	R. R. Donnelley & Sons Co.	112,147
2,750	Waste Connections, Inc.(b)	79,365

		318,447

	Communications Equipment — 1.1%
2,375	CommScope, Inc.(b)	71,084

	Computers & Peripherals — 2.3%
2,025	QLogic Corp.(b)	34,830
7,250	Seagate Technology	110,272

		145,102

	Consumer Finance — 2.3%
9,050	Discover Financial Services	146,881

	Containers & Packaging — 4.6%
6,200	Owens-Illinois, Inc.(b)	228,780
2,477	Pactiv Corp.(b)	64,526

		293,306

	Electrical Equipment — 0.8%
1,325	General Cable Corp.(b)	51,874

	Electronic Equipment, Instruments & Components — 1.3%
11,250	Flextronics International Ltd.(b)	83,925

	Energy Equipment & Services — 2.3%
2,075	Dresser-Rand Group, Inc.(b)	64,470
3,675	Superior Energy Services, Inc.(b)	82,761

		147,231

	Food Products — 5.1%
3,125	Archer-Daniels-Midland Co.	91,312
2,800	ConAgra Foods, Inc.	60,704
1,075	J.M. Smucker Co. (The)	56,986
1,925	Ralcorp Holdings, Inc.(b)	112,555

		321,557

	Health Care Equipment & Supplies — 3.8%
625	Becton, Dickinson and Co.	43,594
450	C.R. Bard, Inc.	35,374
550	Teleflex, Inc.	26,571
2,525	Zimmer Holdings, Inc.(b)	134,961

		240,500

	Health Care Providers & Services — 2.5%
2,825	DaVita, Inc.(b)	160,008

	Hotels, Restaurants & Leisure — 1.9%
1,900	Darden Restaurants, Inc.	64,847
12,311	Wendy’s/Arby’s Group, Inc., Class A	58,231

		123,078

	Household Durables — 1.5%
3,425	Jarden Corp.	96,140

	Household Products — 1.5%
1,450	Energizer Holdings, Inc.(b)	96,193

	Independent Power Producers & Energy Traders — 1.4%
7,625	Calpine Corp.(b)	87,840

	Industrial Conglomerates — 0.6%
1,600	McDermott International, Inc.(b)	40,432

	Insurance — 9.2%
3,000	ACE Ltd.	160,380
1,550	Reinsurance Group of America, Inc.	69,130
2,731	Validus Holdings Ltd.	70,467
3,800	Willis Group Holdings Ltd.	107,236
10,025	XL Capital Ltd., Class A	175,036

		582,249

	IT Services — 2.9%
4,650	Amdocs Ltd.(b)	124,992
1,200	Fiserv, Inc.(b)	57,840

		182,832

	Leisure Equipment & Products — 0.9%
3,250	Mattel, Inc.	59,995

	Life Sciences Tools & Services — 2.6%
450	Mettler-Toledo International, Inc.(b)	40,766
2,775	Thermo Fisher Scientific, Inc.(b)	121,184

		161,950

	Machinery — 2.2%
4,200	Actuant Corp., Class A	67,452
800	Lincoln Electric Holdings, Inc.	37,960
550	SPX Corp.	33,698

		139,110

	Media — 1.7%
2,925	Omnicom Group, Inc.	108,049

	Metals & Mining — 0.4%
2,275	Thompson Creek Metals Co., Inc.(b)	27,459

	Oil, Gas & Consumable Fuels — 4.9%
4,300	Petrohawk Energy Corp.(b)	104,103
2,050	Range Resources Corp.	101,188
8,000	SandRidge Energy, Inc.(b)	103,680

		308,971

	Paper & Forest Products — 0.7%
1,150	Weyerhaeuser Co.	42,148

1

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

Shares	Description	Value (†)
	Professional Services — 1.1%
2,325	Equifax, Inc.	$67,750

	REITs — 3.5%
9,775	Annaly Capital Management, Inc.	177,318
2,150	Host Hotels & Resorts, Inc.	25,306
1,150	LaSalle Hotel Properties	22,609

		225,233

	Road & Rail — 0.5%
775	CSX Corp.	32,442

	Software — 4.1%
3,175	Nice Systems Ltd., Sponsored ADR(b)	96,647
11,075	Nuance Communications, Inc.(b)	165,682

		262,329

	Specialty Retail — 3.1%
1,875	Best Buy Co., Inc.	70,350
4,875	GameStop Corp., Class A(b)	129,041

		199,391

	Textiles, Apparel & Luxury Goods — 2.6%
1,875	Phillips-Van Heusen Corp.	80,231
1,150	VF Corp.	83,295

		163,526

	Thrifts & Mortgage Finance — 1.7%
5,400	New York Community Bancorp, Inc.	61,668
2,975	People’s United Financial, Inc.	46,291

		107,959

	Wireless Telecommunication Services — 1.8%
6,375	Syniverse Holdings, Inc.(b)	111,562

	Total Common Stocks (Identified Cost $5,813,675)	6,223,369

Principal Amount
Short-Term Investments — 11.1%
$704,934	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2009 at 0.000% to be repurchased at $704,934 on 10/01/2009, collateralized by $695,000 Federal Home Loan Bank, 4.375% due 9/17/2010 valued at $721,827 including accrued interest (c) (Identified Cost $704,934)	704,934

	Total Investments — 109.0% (Identified Cost $6,518,609)(a)	6,928,303
	Other assets less liabilities — (9.0)%	(572,167)

	Net Assets — 100.0%	$6,356,136

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

VAUGHAN NELSON VALUE OPPORTUNITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2009, the net unrealized appreciation on investments based on a cost of $6,518,609 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$429,881
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,187)

Net unrealized appreciation	$409,694

At December 31, 2008 post-October capital loss deferrals were $4,369. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009, at value:

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Investments in Securities*	$6,223,369		$—		$—	$6,223,369
Short-Term Investment	704,934		—		—	704,934

Total	$6,928,303	$		$		$6,928,303

*	Major categories of the Fund’s investments are included above.

Industry Summary at September 30, 2009 (Unaudited)

Insurance	9.2%
Chemicals	7.1
Food Products	5.1
Commercial Services & Supplies	5.0
Oil, Gas & Consumable Fuels	4.9
Containers & Packaging	4.6
Capital Markets	4.5
Software	4.1
Health Care Equipment & Supplies	3.8
REITs	3.5
Commercial Banks	3.4
Specialty Retail	3.1
IT Services	2.9
Textiles, Apparel & Luxury Goods	2.6
Life Sciences Tools & Services	2.6
Health Care Providers & Services	2.5
Energy Equipment & Services	2.3
Consumer Finance	2.3
Computers & Peripherals	2.3
Machinery	2.2
Other Investments, less than 2% each	19.9
Short-Term Investments	11.1

Total Investments	109.0
Other assets less liabilities	(9.0)

Net Assets	100.0%

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 23, 2009

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	November 23, 2009